Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Mar. 31, 2025	Aug. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Related Party [Member]
Other liabilities					$ 147,120	$ 3,947
Titan Pharmaceuticals Inc [Member]
Proceeds from promissory note		$ 500,000
Payments of fees			$ 9,000	$ 13,000
Advances				62,000
Titan Pharmaceuticals Inc [Member] | TALENTEC SDN. BHD. [Member]
Payable balance			2,466,000
Titan Pharmaceuticals Inc [Member] | Black Titan [Member]
Receivables, net			3,217,000	$ 62,000
Advances			$ 3,155,000
Titan Pharmaceuticals Inc [Member] | Lazar Promissory Note [Member]
Conversion of stock, amount converted	$ 4,511,000
Conversion of stock, shares converted	54,132